Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	₨ 1,879	₨ 0	₨ 838
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	1,879
Amortisation, intangible assets other than goodwill	₨ 795	₨ 0	₨ 0